Risks arising from financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Summary of Financial Assets And Financial Liabilities
Set out below is an overview of financial assets and liabilities held by the company as at the dates indicated:

	31 December 2024				31 December 2023

Million US dollar	At amortized cost	At fair value through profit or loss	At fair value through OCI	Total	At amortized cost	At fair value through profit or loss	At fair value through OCI	Total

Cash and cash equivalents	11 174	-	-	11 174	10 332	-	-	10 332
Trade and other receivables	4 714	-	-	4 714	5 517	-	-	5 517
Investment securities	30	221	138	389	27	67	151	245
Foreign exchange derivatives	-	23	433	457	-	48	315	363
Commodities	-	-	106	106	-	-	131	131
Cross currency interest rate swaps	-	-	249	249	-	-	52	52
Interest rate swaps	-	3	-	3	-	3	-	3
Financial assets	15 918	247	927	17 092	15 876	118	649	16 642
Non-current	382	-	399	781	473	-	195	668
Current	15 536	247	528	16 311	15 403	118	454	15 975

Trade and other payables	20 037	288	-	20 325	21 284	741	-	22 026
Non-current interest-bearing loans and borrowings	69 011	1 709	-	70 720	73 592	571	-	74 163
Current interest-bearing loans and borrowings	1 449	-	-	1 449	3 987	-	-	3 987
Bank overdrafts	-	-	-	-	17	-	-	17
Equity swaps	-	5 614	-	5 614	-	4 718	-	4 718
Foreign exchange derivatives	-	30	22	52	-	18	414	432
Commodities	-	-	70	70	-	-	145	145
Cross currency interest rate swaps	-	-	55	55	-	-	164	164
Interest rate swaps	-	94	-	94	-	10	-	10
Financial liabilities	90 497	7 735	147	98 379	98 880	6 058	723	105 662
Non-current	69 494	1 933	66	71 492	73 920	876	151	74 947
Current	21 003	5 802	82	26 887	24 961	5 182	573	30 715

Summary of Notional Amounts of Derivatives Outstanding at Year-end by Maturity Bucket
The table below provides an overview of the notional amounts of derivatives outstanding as at the dates indicated by maturity bucket.

	31 December 2024					31 December 2023

Million US dollar	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years

Foreign currency
Foreign exchange forwards	8 867	300	150	-	-	13 440	105	300	-	-
Other foreign exchange derivatives	385	-	150	400	-	245	-	-	-	-

Interest rate
Interest rate swaps	1 791	-	-	-	-	580	-	-	-	-
Cross currency interest rate swaps	1 558	510	2 593	3 598	690	1 217	1 863	510	4 353	717

Commodities
Aluminum swaps	1 841	-	-	-	-	1 780	-	-	-	-
Other commodity derivatives	630	26	-	-	-	913	25	-	-	-

Equity
Equity derivatives	10 520	-	-	-	-	11 189	-	-	-	-

Summary of Foreign Exchange Risk on Operating Activities	The second currency of the currency pairs listed is the functional currency of the related subsidiary.

	31 December 2024			31 December 2023 1

Million US dollar	Total exposure	Total hedges	Open position	Total exposure	Total hedges	Open position

US dollar/Brazilian real	(1 823)	1 456	(367)	(1 832)	1 833	1
US dollar/Mexican peso	(1 250)	1 092	(158)	(1 229)	1 282	53
US dollar/Colombian peso	(504)	482	(22)	(546)	542	(4)
US dollar/South African rand	(373)	333	(40)	(224)	189	(35)
US dollar/Argentine peso	(326)	-	(326)	(437)	-	(437)
US dollar/Canadian dollar	(286)	243	(43)	(310)	291	(19)
US dollar/Peruvian nuevo sol	(236)	215	(21)	(217)	209	(8)
US dollar/Honduran lempira	(225)	-	(225)	(250)	-	(250)
US dollar/South Korean won	(160)	116	(44)	(146)	135	(11)
Mexican peso/Euro	(153)	132	(21)	(219)	180	(39)
Euro/Peruvian nuevo sol	(152)	-	(152)	(7)	-	(7)
US dollar/Paraguayan guarani	(144)	127	(17)	(157)	152	(5)
US dollar/Chilean peso	(144)	127	(17)	(164)	129	(35)
US dollar/Dominican peso	(129)	-	(129)	(108)	26	(82)
US dollar/Euro	(126)	106	(20)	(90)	100	10
US dollar/Indian rupee	(113)	69	(44)	(89)	46	(43)
Euro/South African rand	(108)	111	3	(99)	86	(13)
US dollar/Bolivian boliviano	(104)	-	(104)	(79)	55	(24)
Euro/Mexican peso	(91)	92	1	(99)	95	(4)
Others	(633)	493	(140)	(622)	438	(184)

1
Amended to conf
orm
to the 2024 presentation.

Summary of Foreign Exchange Results Recognized on Unhedged and Hedged Exposures	Foreign exchange results recognized on hedged and unhedged exposures are as follows:

Million US dollar	2024	2023	2022
Hedged (economic hedges)	(186)	70	297
Not hedged	40	(423)	(660)
	(147)	(353)	(363)

Summary of Effective Interest Rates at Balance Sheet

31 December 2024 Interest-bearing financial liabilities Million US dollar	Before hedging		After hedging
	Effective interest rate	Amount	Effective interest rate	Amount

Floating rate
US dollar	-	-	5.3%	1 792
Other	11.2%	184	11.2%	184
		184		1 975
Fixed rate
US dollar	5.1%	46 192	5.4%	36 780
Euro	2.5%	22 653	2.5%	23 530
Chinese yuan	3.2%	41	2.6%	2 921
Canadian dollar	4.5%	555	4.4%	2 657
South Korean won	4.9%	40	2.3%	2 200
Mexican peso	15.7%	239	10.8%	1 239
Pound sterling	3.3%	1 154	2.6%	34
Other	8.6%	1 111	10.1%	833
		71 986		70 195

31 December 2023 1 Interest-bearing financial liabilities Million US dollar	Before hedging		After hedging
	Effective interest rate	Amount	Effective interest rate	Amount

Floating rate
Euro	4.3%	1 086	4.3%	1 086
US dollar	6.0%	505	6.3%	789
Other	10.5%	299	11.7%	595
		1 889		2 469
Fixed rate
US dollar	5.0%	50 368	5.2%	43 344
Euro	2.3%	21 233	2.5%	22 072
Chinese yuan	2.9%	57	2.5%	2 437
Canadian dollar	4.5%	625	4.4%	2 988
South Korean won	5.5%	49	1.9%	2 209
Pound sterling	5.4%	2 122	8.2%	827
Mexican peso	15.7%	324	13.5%	624
Other	7.4%	1 501	8.2%	1 196
		76 277		75 697

1
Amended to conf
orm
to the 2024 presentation.

Summary of Interest Expense Recognized on Unhedged and Hedged Financial Liabilities
Interest expense recognized on unhedged and hedged financial liabilities are as follows:

Million US dollar	2024	2023	2022
Financial liabilities measured at amortized cost – not hedged	(3 492)	(3 722)	(3 641)
Fair value hedges	(30)	(22)	(20)
Cash flow hedges	29	28	24
Net investment hedges - hedging instruments (interest component)	49	10	(1)
Economic hedges	2	-	42
	(3 443)	(3 705)	(3 597)

Schedule of Commodity Derivatives Outstanding	The most significant commodity hedges are included in the table below (expressed in outstanding notional amounts):

Million US dollar	31 December 2024	31 December 2023

Aluminum	1 841	1 780
Energy	207	249
Corn	203	289
Plastic	79	95
Sugar	73	91
Wheat	47	163
Rice	46	51
	2 496	2 719

Summary of Estimated Impact on Changes in the Price of Commodities
The tables below show the estimated impact that changes in the price of the commodities, for which AB InBev held material derivative exposures would have on the equity reserves.

	2024			2023

		Pre-tax impact on equity			Pre-tax impact on equity

Million US dollar	Volatility of prices in %¹	Prices increase	Prices decrease	Volatility of prices in %¹	Prices increase	Prices decrease

Aluminum	22%	408	(408)	19%	337	(337)
Energy	44%	92	(92)	52%	130	(130)
Corn	19%	38	(38)	27%	78	(78)
Plastic	16%	12	(12)	15%	14	(14)
Sugar	27%	20	(20)	29%	26	(26)
Wheat	27%	13	(13)	35%	56	(56)
Rice	38%	18	(18)	26%	13	(13)

1
Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2024 and 31 December 2023.

Summary of Carrying Amount of Financial Assets
The maximum exposure to credit risk at the reporting date for trade and other receivables, excluding Brazilian tax credits, tax receivables other than income tax and prepaid expenses, was as follows:

	31 December 2024			31 December 2023¹

Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount

Trade receivables	4 168	(377)	3 792	4 734	(387)	4 347
Other receivables	984	(61)	923	1 244	(74)	1 170
Trade and other receivables	5 152	(438)	4 714	5 978	(462)	5 517

1
Amended to conform to the 2024 presentation.

Summary of Allowance for Impairment
The allowance for impairment recognized during the period on trade and other receivables was as follows:

	31 December 2024	31 December 2023	31 December 2022
Balance at end of previous year	(462)	(416)	(402)
Impairment losses	(56)	(54)	(38)
Derecognition	24	26	24
Currency translation and other	55	(18)	1
Balance at end of period	(438)	(462)	(416)

Summary of Nominal Contractual Maturities of Non-Derivative Financial Liabilities
The following are the nominal contractual maturities of
non-derivative
financial liabilities including interest payments and derivative liabilities:

	31 December 2024

Million US dollar	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years

Non-derivative financial liabilities
Unsecured bond issues	(69 484)	(113 412)	(3 453)	(3 416)	(7 311)	(14 352)	(84 881)
Trade and other payables	(24 601)	(24 760)	(23 750)	(257)	(128)	(328)	(297)
Lease liabilities	(2 303)	(2 592)	(639)	(620)	(398)	(447)	(488)
Secured bank loans	(19)	(25)	(5)	(4)	(4)	(8)	(4)
Unsecured bank loans	(94)	(94)	(94)	-	-	-	-
Unsecured other loans	(269)	(297)	(172)	(94)	(20)	(2)	(9)
	(96 770)	(141 181)	(28 113)	(4 391)	(7 861)	(15 138)	(85 678)

Derivative financial liabilities
Equity derivatives	(5 614)	(5 614)	(5 614)	-	-	-	-
Foreign exchange derivatives	(52)	(52)	(52)	-	-	-	-
Cross currency interest rate swaps	(55)	(55)	9	9	(30)	1	(46)
Interest rate swaps	(94)	(94)	(93)	-	-	-	(1)
Commodity derivatives	(69)	(69)	(69)	-	-	-	-
	(5 885)	(5 885)	(5 818)	9	(30)	1	(47)

Of which: related to cash flow hedges	(134)	(134)	(91)	(2)	(38)	-	(4)

	31 December 2023

Million US dollar	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years

Non-derivative financial liabilities
Unsecured bond issues	(74 410)	(125 728)	(5 689)	(3 699)	(6 352)	(16 731)	(93 258)
Trade and other payables	(26 719)	(27 020)	(26 026)	(233)	(156)	(240)	(365)
Lease liabilities	(2 829)	(3 228)	(823)	(596)	(472)	(599)	(738)
Secured bank loans	(415)	(426)	(395)	(5)	(5)	(10)	(10)
Unsecured bank loans	(182)	(182)	(182)	-	-	-	-
Unsecured other loans	(314)	(364)	(200)	(109)	(28)	(16)	(11)
Bank overdraft	(17)	(17)	(17)	-	-	-	-
	(104 886)	(156 965)	(33 331)	(4 642)	(7 013)	(17 597)	(94 383)

Derivative financial liabilities
Equity derivatives	(4 718)	(4 718)	(4 718)	-	-	-	-
Foreign exchange derivatives	(432)	(432)	(428)	-	(4)	-	-
Cross currency interest rate swaps	(164)	(164)	(14)	(34)	(13)	(103)	-
Interest rate swaps	(10)	(10)	(10)	-	-	-	-
Commodity derivatives	(145)	(145)	(145)	-	-	-	-
	(5 469)	(5 469)	(5 316)	(34)	(16)	(103)	-

Of which: related to cash flow hedges	(542)	(542)	(494)	(34)	-	(14)	-

Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value
The following table summarizes the carrying amount and the fair value of the fixed rate interest-bearing financial liabilities as recognized in the statement of financial position. Floating rate interest-bearing financial liabilities, trade and other receivables and trade and other payables, lease liabilities and derivative financial instruments have been excluded from the analysis as their carrying amount is a reasonable approximation of their fair value.

Interest-bearing financial liabilities	31 December 2024		31 December 2023

Million US dollar	Carrying amount	Fair value	Carrying amount	Fair value

Fixed rate
US dollar	(45 800)	(45 558)	(49 917)	(52 268)
Euro	(21 915)	(21 605)	(20 379)	(19 796)
Pound sterling	(1 108)	(1 046)	(2 069)	(2 012)
Canadian dollar	(484)	(461)	(526)	(505)
Other	(375)	(373)	(558)	(554)
	(69 682)	(69 044)	(73 449)	(75 135)

Analysis of Financial Instruments
The table sets out the fair value hierarchy based on the degree to which significant market inputs are observable:

Fair value hierarchy 31 December 2024 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3

Financial Assets
Held for trading (non-derivatives)	-	9	-
Derivatives at fair value through profit and loss	-	26	-
Derivatives in a cash flow hedge relationship	27	416	-
Derivatives in a net investment hedge relationship	-	345	-
	27	796	-
Financial Liabilities
Deferred consideration on acquisitions at fair value	-	-	288
Derivatives at fair value through profit and loss	-	5 644	-
Derivatives in a cash flow hedge relationship	29	105	-
Derivatives in a fair value hedge relationship	-	94	-
Derivatives in a net investment hedge relationship	-	14	-
	29	5 857	288

Fair value hierarchy 31 December 2023 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3

Financial Assets
Held for trading (non-derivatives)	-	9	-
Derivatives at fair value through profit and loss	-	51	-
Derivatives in a cash flow hedge relationship	28	381	-
Derivatives in a net investment hedge relationship	-	89	-
	28	530	-
Financial Liabilities
Deferred consideration on acquisitions at fair value	-	-	741
Derivatives at fair value through profit and loss	-	4 736	-
Derivatives in a cash flow hedge relationship	18	524	-
Derivatives in a fair value hedge relationship	-	10	-
Derivatives in a net investment hedge relationship	-	181	-
	18	5 451	741

Summary of Hedging Reserve and Hedging Instruments
The company’s hedging reserves disclosed in Note 21 C
hanges in equity and earnings per share
relate to the following instruments:

Million US dollar	Commodities	Foreign currency & others	Total hedging reserves

As per 1 January 2024	(304)	486	181
Change in fair value of hedging instrument recognized in OCI	54	519	573
Reclassified to profit or loss / cost of inventory	9	(273)	(264)
As per 31 December 2024	(241)	731	490

Million US dollar	Commodities	Foreign currency & others 1	Total hedging reserves

As per 1 January 2023	(476)	621	145
Change in fair value of hedging instrument recognized in OCI	(197)	(237)	(434)
Reclassified to profit or loss / cost of inventory	368	102	470
As per 31 December 2023	(304)	486	181

1	Amended to conform to the 2024 presentation.

Summary of Offsetting Financial Assets and Liabilities
The following financial assets and liabilities are subject to offsetting, enforceable master netting agreements and similar agreements:

	31 December 2024

Million US dollar	Gross amount	Net amount recognized in the statement of financial position 2	Other offsetting agreements 3	Total net amount

Derivative assets	815	815	(814)	1
Derivative liabilities	(5 886)	(5 886)	814	(5 071)

	31 December 2023

Million US dollar	Gross amount	Net amount recognized in the statement of financial position 2	Other offsetting agreements 3	Total net amount

Derivative assets	549	549	(538)	11
Derivative liabilities	(5 469)	(5 469)	538	(4 931)

2	Net amount recognized in the statement of financial position after taking into account offsetting agreements that meet the offsetting criteria as per IFRS rules.
3	Other offsetting agreements include collateral and other guarantee instruments, as well as offsetting agreements that do not meet the offsetting criteria as per IFRS rules.